UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018				$ 2,892	$ 7,612,108	$ 2,136,024	$ 9,751,024
Balance (in shares) at Dec. 31, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income/(loss)				0	0	316,572	316,572
Balance at Jun. 30, 2019				2,892	7,612,108	2,452,596	10,067,596
Balance (in shares) at Jun. 30, 2019	2,400,000	480,000	12,000
Balance at Dec. 31, 2019				3,810	12,763,403	436,798	13,204,011
Balance (in shares) at Dec. 31, 2019	3,318,112	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7)				8,042	5,049,731	0	5,057,773
Issuance of common stock pursuant to the $5.0 Million Convertible Debentures (Notes 6, 7) (in shares)	8,042,078	0	0
Issuance of common stock pursuant to the June Equity Offering, net of issuance costs (Note 7)				59,083	18,543,982	0	18,603,065
Issuance of common stock pursuant to the June Equity Offering, net of issuance costs (Note 7) (in shares)	59,082,686	0	0
Beneficial conversion feature pursuant to the issuance of the $5.0 Million Convertible Debentures (Note 6)				0	532,437	0	532,437
Net income/(loss)				0	0	(404,468)	(404,468)
Balance at Jun. 30, 2020				$ 70,935	$ 36,889,553	$ 32,330	$ 36,992,818
Balance (in shares) at Jun. 30, 2020	70,442,876	480,000	12,000